Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005732
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Fund
Class Name	Investor Shares
Trading Symbol	VUSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Treasury Money Market Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 89,067,000,000
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$89,067
Number of Portfolio Holdings	33

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	18.9%
8 to 30 Days	34.5%
31 to 60 Days	43.1%
61 to 90 Days	6.3%
91 to 180 Days	8.5%
Other Assets and Liabilities—Net	(11.3%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature